Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade, Other Payables and Financial Liabilities

	2023	2022
Accounts payable	$182,303	$166,660
Accounts payable to related parties	1,228	1,004
	183,531	167,664
Others	1,403	1,175
	$184,934	$168,839